NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Nature Of Operations
NATURE OF OPERATIONS

First Mining Gold Corp. (the “Company” or “First Mining”) is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”. The Company’s head office and principal address is Suite 2070 – 1188 West Georgia Street, Vancouver, British Columbia, Canada, V6E 4A2.

First Mining was incorporated on April 4, 2005. The Company changed its name to First Mining Gold Corp. in January 2018.

First Mining is a Canadian gold company focused on the permitting and development of the Springpole Gold Project in northwestern Ontario. The Company also holds a significant equity investment in Treasury Metals Inc. (“Treasury Metals”) (TSX: TML) (Note 4) which is advancing the Goliath-Goldlund gold complex in Ontario towards a construction decision. First Mining’s portfolio of gold projects in eastern Canada also includes Pickle Crow (being advanced in partnership with Auteco Minerals Ltd. (“Auteco”) (ASX: AUT)), Cameron, Hope Brook, Duparquet, Duquesne, and Pitt.

In March 2020, the World Health Organization declared a global pandemic related to the virus known as COVID-19. As the Company does not have production activities, the ability to fund ongoing exploration is affected by the availability of financing. Due to market uncertainty arising from the impacts of COVID-19 the Company may be restricted in its ability to raise additional funding. The impact of COVID-19 on the Company over time is not determinable; however, its effects may have a material impact on the Company’s financial position, results of operations and cash flows in future periods.